Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,304	$ 916	$ 1,031	$ 916	$ 953
Realized		(2)	1	(2)	2
Unrealized	28	4	(27)	32	64
Net unrealized gains (losses) included in OCI	(15)	13	(8)	(2)	(14)
Transfer in to Level 3	393			393	2
Transfer out of Level 3		(5)	(37)	(5)	(40)
Purchases/Issuances	215	416	45	631	126
Sales/Settlements	(27)	(38)	(88)	(65)	(176)
Closing balance	1,898	1,304	917	1,898	917
Opening balance	(1,718)	(1,499)	(1,372)	(1,499)	(2,116)
Realized	3	5	(4)	2	(8)
Unrealized	132	(333)	(397)	(201)	80
Transfer in to Level 3	(5)	(3)	(3)	(8)	(4)
Transfer out of Level 3	98	35	68	133	385
Purchases/Issuances	(40)	(1)	(24)	(41)	(101)
Sales/Settlements	80	78	62	164	94
Closing balance	(1,450)	(1,718)	(1,670)	(1,450)	(1,670)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(379)	(416)	(399)	(416)	(242)
Realized	3	5	(4)	2	(9)
Unrealized	10	(23)	2	(13)	(81)
Transfer in to Level 3		(3)	(1)	(3)	(1)
Transfer out of Level 3	2	2	5	4	10
Purchases/Issuances	(29)	(1)	(24)	(30)	(101)
Sales/Settlements	63	57	41	126	44
Closing balance	(330)	(379)	(380)	(330)	(380)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,284)	(1,028)	(908)	(1,028)	(1,817)
Unrealized	155	(310)	(386)	(155)	183
Transfer out of Level 3	96	33	52	129	363
Sales/Settlements	17	21	20	38	49
Closing balance	(1,016)	(1,284)	(1,222)	(1,016)	(1,222)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	23	51	117	51	21
Unrealized	40	(23)	(44)	17	53
Transfer out of Level 3		(5)	(37)	(5)	(38)
Closing balance	63	23	36	63	36
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		(4)	(9)	(4)
Unrealized	(36)	4	(13)	(32)	(22)
Transfer out of Level 3			9		9
Closing balance	(36)		(13)	(36)	(13)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	12
Unrealized	(12)	12
Closing balance		12
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(54)	(50)	(50)	(50)	(52)
Realized					1
Unrealized	3	(4)		(1)	1
Transfer in to Level 3			(2)		(2)
Sales/Settlements			1		1
Closing balance	(51)	(54)	(51)	(51)	(51)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	49	44	45	44	46
Realized			(2)		(3)
Unrealized	(3)	5	2	2	2
Purchases/Issuances			1		1
Closing balance	46	49	46	46	46
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(1)	(6)	(1)	(5)
Unrealized					(1)
Transfer in to Level 3	(5)			(5)	(1)
Transfer out of Level 3			2		3
Purchases/Issuances	(11)			(11)
Closing balance	(17)	(1)	(4)	(17)	(4)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	6	5	6	4
Unrealized	6			6
Transfer in to Level 3	7			7	2
Transfer out of Level 3					(2)
Purchases/Issuances					2
Sales/Settlements					(1)
Closing balance	19	6	5	19	5
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	962	640	586	640	587
Realized		(2)	3	(2)	5
Unrealized	6	20	16	26	10
Net unrealized gains (losses) included in OCI	(6)	9	(11)	3	(13)
Purchases/Issuances	30	304	32	334	62
Sales/Settlements	(14)	(9)	(18)	(23)	(43)
Closing balance	978	962	608	978	608
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	72	70	147	70	151
Unrealized		(1)		(1)	(3)
Transfer in to Level 3	386			386
Purchases/Issuances		22	12	22	61
Sales/Settlements	(4)	(19)	(58)	(23)	(108)
Closing balance	454	72	101	454	101
Corporate debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	80
Unrealized	(6)	(10)		(16)
Net unrealized gains (losses) included in OCI	(4)			(4)
Purchases/Issuances	7	90		97
Closing balance	77	80		77
Corporate debt [member] | Securities designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Closing balance	77			77
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	100	105	131	105	144
Unrealized	(3)	1	(1)	(2)	2
Net unrealized gains (losses) included in OCI	(5)	4	3	(1)	(1)
Purchases/Issuances	178			178
Sales/Settlements	(9)	(10)	(12)	(19)	(24)
Closing balance	$ 261	$ 100	$ 121	$ 261	$ 121